Risk Management (Notional Amounts and Terms of Company's Derivative Financial Instruments) (Detail) - Propane, crude and heating oil (MMBbls) - bbl bbl in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed Price Payor
Derivative [Line Items]
Derivative, notional amount	12.8	13.1	9.1
Fixed Price Receiver
Derivative [Line Items]
Derivative, notional amount	14.0	15.1	10.9